Expense Example - Roundhill Meme Stock Covered Call ETF - Roundhill Meme Stock Covered Call ETF, Shares	Nov. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315